SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	4.87%	2.72%	0.89%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	34.00%	31.00%	27.00%
Weighted average expected term from grant date (in years)	3 years 4 months 20 days	3 years 4 months 28 days	3 years 5 months 15 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			0.00%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility			0.00%
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	4.06%	2.74%
Expected volatility	29.83%	27.54%
Weighted average expected term from grant date (in years)	3 years	2 years 5 months 4 days
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	4.16%	2.75%
Expected volatility	35.23%	32.88%
Weighted average expected term from grant date (in years)	5 years 1 month 28 days	5 years 2 months 1 day